CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Earnings (Deficit)	Total
Balance at Jan. 31, 2017				$ (777.1)	$ 178.0
Net (loss) earnings				(24.1)	(24.1)
Balance at Jan. 31, 2018				(801.2)	224.6
Restricted stock, net of forfeitures		$ 16.9			16.9
Issuance of shares as a component of acquisition price		3.0			3.0
Issuance of shares as a component of acquisition price (in shares)	0.1
Net (loss) earnings					14.4
Balance at Jan. 31, 2019	$ 0.2	345.0		(4.5)	340.7
Balance (shares) at Jan. 31, 2019	22.6
Restricted stock, net of forfeitures		4.4			4.4
Issuance of shares as a component of acquisition price		12.1			12.1
Issuance of shares as a component of acquisition price (in shares)	0.5
Issuance of shares as a component of acquisition price		36.4			36.4
Escrowed shares related to Tecton acquisition			$ (1.4)		(1.4)
Net (loss) earnings				(5.0)	(5.0)
Balance at Apr. 30, 2019	$ 0.2	397.9	(1.4)	(9.5)	387.2
Balance (shares) at Apr. 30, 2019	23.1
Balance at Jan. 31, 2019	$ 0.2	345.0		(4.5)	340.7
Balance (shares) at Jan. 31, 2019	22.6
Restricted stock, net of forfeitures		18.2	(1.0)		17.2
Purchase of treasury stock			(1.2)		(1.2)
Issuance of shares as a component of acquisition price		12.1			12.1
Issuance of shares as a component of acquisition price (in shares)	0.5
Issuance of shares as a component of acquisition price		3.0			3.0
Escrowed shares related to Tecton acquisition			(1.4)		(1.4)
Net (loss) earnings				(96.4)	(96.4)
Balance at Jan. 31, 2020	$ 0.2	416.5	(3.6)	(100.9)	312.2
Balance (shares) at Jan. 31, 2020	25.0
Restricted stock, net of forfeitures		(0.7)			(0.7)
Purchase of treasury stock			(0.3)		(0.3)
Issuance of shares as a component of acquisition price (in shares)	0.4
Net (loss) earnings				(243.1)	(243.1)
Balance at Apr. 30, 2020	$ 0.2	$ 415.8	$ (3.9)	$ (344.0)	$ 68.1
Balance (shares) at Apr. 30, 2020	25.4